Accretable Yield (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accretable Yield [Roll Forward]
Balance Beginning of Period	$ 8,887	$ 0	$ 0	$ 0
Accretion (Revenue Recognized)	(2,037)	(125)	(2,168)	0
Additions	9,999	1,792	11,055	0
Reclassification From (to) Nonaccretable Difference	0	0	0	0
Balance End of Period	$ 16,849	$ 1,667	$ 8,887	$ 0